COMMITMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Purchase commitments	$ 25,230	$ 24,734
Guarantees, pledges and other collateral	4,876	5,021
Non-cancellable operating leases	1,177	1,311
Capital expenditure commitments	743	878
Other commitments	1,270	1,206
Total	$ 33,296	$ 33,150